Document and Entity Information	6 Months Ended
Jun. 30, 2023
Entity Addresses [Line Items]
Entity Registrant Name	Steakholder Foods Ltd
Entity Central Index Key	0001828098
Document Type	6-K
Document Period End Date	Jun. 30, 2023
Entity Address, Address Line One	5 David Fikes St.,
Entity Address, City or Town	Rehovot
Entity Address, Country	IL
Entity Address, Postal Zip Code	7632805
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	Q2